Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income	$ 5,205	$ 1,528	$ 2,298
Less: Income from discontinued operations, net of tax	(4,860)	(438)	(723)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	915	961	916
Impairment of goodwill	311	0	0
Pension and other employee benefits	50
Pension and other employee benefits		(102)	(100)
Deferred taxes	(280)	(83)	(142)
Losses from extinguishment of debt	162	0	0
Net loss (gain) from derivatives and foreign exchange	(2)	1	93
Net gain from sale of property, plant and equipment	(37)	(51)	(57)
Net loss (gain) from sale of businesses	2	(55)	(57)
Fair value adjustment on assets and liabilities held for sale	33	421	0
Share-based payment arrangements	44	46	50
Other	(20)	43	24
Changes in operating assets and liabilities:
Trade receivables, net	(100)	(202)	(144)
Contract assets and liabilities	186	128	(18)
Inventories, net	196	(182)	(336)
Accounts payable, trade	(13)	130	454
Accrued liabilities	(92)	(76)	252
Provisions, net	243	(36)	87
Income taxes payable and receivable	(76)	(3)	(102)
Other assets and liabilities, net	8	(131)	(143)
Net cash provided by operating activities - continuing operations	1,875	1,899	2,352
Net cash provided by (used in) operating activities - discontinued operations	(182)	426	572
Net cash provided by operating activities	1,693	2,325	2,924
Investing activities:
Purchases of investments	(5,933)	(748)	(322)
Purchases of property, plant and equipment and intangible assets	(694)	(762)	(772)
Acquisition of businesses (net of cash acquired) and increases in cost- and equity-accounted companies	(121)	(22)	(2,664)
Proceeds from sale of investments	4,341	749	567
Proceeds from maturity of investments	11	80	160
Proceeds from sales of property, plant and equipment	114	82	72
Proceeds from sales of businesses (net of transaction costs and cash disposed) and cost- and equity-accounted companies	(136)	69	113
Net cash from settlement of foreign currency derivatives	138	(76)	(30)
Other investing activities	8	(23)	(32)
Net cash used in investing activities - continuing operations	(2,272)	(651)	(2,908)
Net cash provided by (used in) investing activities - discontinued operations	9,032	(164)	(177)
Net cash provided by (used in) investing activities	6,760	(815)	(3,085)
Financing activities:
Net changes in debt with maturities of 90 days or less	(587)	164	221
Increase in debt	343	2,406	1,914
Repayment of debt	(3,459)	(2,156)	(830)
Delivery of shares	412	10	42
Purchase of treasury stock	(3,048)	0	(250)
Dividends paid	(1,736)	(1,675)	(1,717)
Dividends paid to noncontrolling shareholders	(82)	(90)	(86)
Other financing activities	(49)	13	(35)
Net cash used in financing activities - continuing operations	(8,206)	(1,328)	(741)
Net cash provided by (used in) financing activities - discontinued operations	31	(55)	(48)
Net cash used in financing activities	(8,175)	(1,383)	(789)
Effects of exchange rate changes on cash and equivalents and restricted cash	79	(28)	(131)
Net change in cash and equivalents and restricted cash	357	99	(1,081)
Cash and equivalents and restricted cash, beginning of period	3,544	3,445	4,526
Cash and equivalents and restricted cash, end of period	3,901	3,544	3,445
Supplementary disclosure of cash flow information:
Interest paid	189	284	243
Income taxes paid	$ 905	$ 1,005	$ 1,026